Income Taxes - Loss before income taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
United States			$ (36,564,444)	$ (29,568,475)
Loss before income taxes	$ (6,743,970)	$ (16,306,782)	$ (36,564,444)	$ (29,568,475)